Earnings (Loss) Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Basic earnings per share:
Net income (loss) attributable to Keyuan Petrochemicals, Inc. stockholders	$ 1,062,348	$ (1,822,539)	$ 2,907,340	$ 3,391,604	$ (7,141,296)		$ 37,120,423
Dividends to Series A convertible Preferred stockholders						[1]	831,032	[1]
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[1]	306,247	[1]
Net income (loss) attributable to Keyuan Petrochemicals Inc. common stockholders	$ 1,062,348	$ (2,128,786)	$ 2,907,340	$ 2,789,097	$ (8,346,310)		$ 35,983,144
Weighted average common shares (Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896	57,585,040	[2]	50,929,526	[2]
Effect of diluted securities:
Diluted	62,979,500	57,579,239	62,979,500	63,836,892	57,585,040	[2]	56,057,994	[2]
Basic net income (loss) per share	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[2]	$ 0.71	[2]
Diluted net income (loss) per share	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[2]	$ 0.66	[2]
Series A convertible preferred stock [Member]
Effect of diluted securities:
Diluted				5,400,010			3,542,344
Series B convertible preferred stock [Member]
Effect of diluted securities:
Diluted	5,333,340		5,333,340				1,390,688
Series M convertible preferred stock [Member]
Effect of diluted securities:
Diluted
Warrant [Member]
Effect of diluted securities:
Diluted				390,647			103,985
Options [Member]
Effect of diluted securities:
Diluted				467,429			91,451

[1]	Note 14
[2]	Note 21